Loans receivable, net (Summary of Loans Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Loans receivable, net
Loans receivable - current portion	¥ 73,330	$ 11,271	¥ 0
Loans receivable - non-current portion	¥ 0	$ 0	¥ 73,330